14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments To Reconcile Net Profit To Cash Flows Generated By Operating Activities Details Abstract
Income tax	$ 658	$ (985)	$ (1,603)
Accrued interest	8,254	6,255	7,072
Depreciations and amortizations	8,816	7,739	7,102
Constitution of allowances, net	1,061	418	497
Constitution (recovery) of provisions, net	1,180	(150)	951
Share of profit from joint ventures and associates	(4,464)	(1,813)	(286)
Income from sale of associates	(1,052)	0	0
Accrual of defined benefit plans	196	518	493
Net exchange differences	32,048	5,819	1,649
Result from measurement at present value	2,792	282	138
Changes in the fair value of financial instruments	(2,372)	(2,324)	(2,368)
Results from property, plant and equipment sale and decreases	126	56	181
Impairment of property, plant and equipment and intangible assets	1,195	0	0
Dividends received	(29)	(56)	(13)
Compensation agreements	196	1,055	831
Result from sale of shareholdings in companies and property, plant, and equipment	(1,644)	0	(1,015)
Recognition of income - provisional remedies - CAMMESA Note MEyM No. 2016-04484723	0	0	(2,380)
Income recognition on account of the RTI - Res. SE No. 32/15	0	0	(173)
Higher costs recognition - SE Resolution No. 250/13 and subsequent Notes	0	0	(887)
Onerous contract (Ship or pay)	265	142	(317)
Gain on net monetary position	(23,696)	(11,478)	(5,770)
Other	23	306	84
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities:	$ 23,553	$ 5,784	$ 4,186